Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

May 15, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated May 10, 2019, for the Trust’s QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 142, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-19-007494 on May 10, 2019.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001